Information about Allowance for Credit Losses (Parenthetical) (Detail) (Non-recourse Loans, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Non-recourse Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Decreases non-recourse loans	¥ (6,562)